Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern
Going Concern

The Company has substantial indebtedness at March 31, 2019, including $585,000,000 principal of senior notes, maturing on April 1, 2020 (the "Senior Notes"), and an existing credit facility with a term loan in principal of $1,072,500,000 as of March 31, 2019, maturing September 30, 2022, and a revolving credit facility with an outstanding balance of  $181,400,000 as of March 31, 2019, maturing September 30, 2021 (the term loan and the revolver, together, the "Credit Facility").

The maturity date for each of the term loan and the revolving credit facility under the Credit Facility is subject to a springing maturity 181 days prior to the scheduled maturity date of the Senior Notes, or October 3, 2019, if Monitronics is unable to refinance the Senior Notes by that date. Furthermore, Monitronics received a going concern qualification in connection with its standalone external audit report of its Annual Report on Form 10-K, for the year ended December 31, 2018, which constitutes a default under Monitronics’ Credit Facility (the "Going Concern Default"), and will report that its Consolidated Senior Secured Eligible RMR Leverage Ratio (as defined in the Credit Facility) exceeds the limits provided in the Credit Agreement for the quarter ended March 31, 2019 (the “Financial Covenant Default”), which constitutes an event of default under Monitronics’ Credit Facility. Any default under the Credit Facility may, upon the passage of time, mature into an event of default. At any time after the occurrence of an event of default under the Credit Facility, the lenders thereunder may, among other options, declare any amounts outstanding under the Credit Facility immediately due and payable and the revolving loan lenders thereunder may terminate any commitment to make further loans under the revolving credit facility under the Credit Facility. Any such acceleration may constitute an event of default under the indenture governing the Senior Notes.

Additionally, in connection with management's negotiations with its creditors, we did not make our Senior Notes interest payment of $26,691,000 due on April 1, 2019. The indenture governing the Senior Notes provides for a 30-day cure period on past due interest payments (the non-payment of the interest following the expiration of the 30-day cure period, the "Senior Notes Default"). The 30-day cure period under the indenture governing the Senior Notes has expired.

We have obtained a waiver (as amended, the “Credit Facility Waiver”), from the required revolving lenders under the Credit Facility, which expired May 10, 2019, with respect to, among other things, the Going Concern Default and the Senior Notes Default, subject to the terms and conditions of the Credit Facility Waiver. The Credit Facility Waiver obtained from the Credit Facility revolving loan lenders allowed us to continue to borrow under the revolving credit facility under the Credit Facility, up to $195,000,000 at an alternate base rate plus 3.00%. We are seeking to amend and extend the Credit Facility Waiver including a waiver with respect to the Financial Covenant Default and such discussions are ongoing.

We have obtained a forbearance, as amended, from the required term lenders under the Credit Facility, through May 15, 2019, with respect to, among other things, the Going Concern Default, the Senior Notes Default and the Financial Covenant Default, subject to the terms and conditions of the forbearance. The forbearance obtained from the Credit Facility term lenders provides that the term loan lenders will not exercise remedies with respect to an event of default that may occur from the Going Concern Default, the Senior Notes Default or the Financial Covenant Default. Despite the forbearance obtained from the Credit Facility term lenders, the Going Concern Default, the Senior Notes Default and the Financial Covenant Default, and any resulting event of default under the Credit Facility, are continuing, and will continue, absent a waiver from the required revolving and term loan lenders, as applicable.

Additionally, we have obtained a forbearance from the required holders of Senior Notes, through May 15, 2019, with respect to, among other things, the Senior Notes Default, subject to the terms and conditions of the forbearance. The forbearance obtained from the holders of Senior Notes provides, subject to the terms of the forbearance, that the holders of Senior Notes will not exercise remedies with respect to the Senior Notes Default.

Given these factors, management continues to conclude there is substantial doubt regarding our ability to continue as a going concern within one year from the issuance date of these condensed consolidated financial statements.

We have engaged financial and legal advisors to assist us in considering potential alternatives to address the issues described above. As of the issuance date of these condensed consolidated financial statements, we have not refinanced the Senior Notes and there can be no assurance that any refinancing, or an alternative restructuring of our outstanding indebtedness will be possible on acceptable terms, if at all.

Our failure to refinance the Senior Notes or to reach an agreement with our stakeholders on the terms of a restructuring would have a material adverse effect on our liquidity, financial condition and results of operations and may result in us filing a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code in order to implement a restructuring plan.

Our condensed consolidated financial statements as of March 31, 2019 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

Going Concern

The Company has substantial indebtedness at December 31, 2018, including $585,000,000 principal of senior notes, maturing on April 1, 2020 (the "Senior Notes"), and an existing credit facility with a term loan in principal of $1,075,250,000 as of December 31, 2018, maturing September 30, 2022, and a revolving credit facility with an outstanding balance of $144,200,000 as of December 31, 2018, maturing September 30, 2021 (the term loan and the revolver, together, the "Credit Facility"). The maturity date for each of the term loan and the revolving credit facility under the Credit Facility is subject to a springing maturity 181 days prior to the scheduled maturity date of the Senior Notes, or October 3, 2019, if we are unable to refinance the Senior Notes by that date. Since we have not refinanced the Senior Notes and the springing maturity date of October 3, 2019 occurs in a period less than twelve months after the issuance date of these consolidated financial statements, management has concluded there is substantial doubt regarding the Company's ability to continue as a going concern within one year from the issuance date of these consolidated financial statements.

We have engaged financial and legal advisors to assist us in considering potential alternatives to address the issues described above. As of the issuance date of these consolidated financial statements, we have not refinanced the Senior Notes and there can be no assurance that any refinancing, or an alternative restructuring of its outstanding indebtedness will be possible on acceptable terms, if at all. We may not be able to come to an agreement with respect to the outstanding indebtedness that is acceptable to all of our stakeholders. Our failure to refinance the Senior Notes or to reach an agreement with our stakeholders on the terms of a restructuring would have a material adverse effect on our liquidity, financial condition and results of operations and may result in us filing a voluntary petition for relief under Chapter 11 of the United States Bankruptcy Code in order to implement a restructuring plan.

Based on the factors above, the Company has received a going concern qualification in connection with the external audit report of this Annual Report on Form 10-K for the year ended December 31, 2018, which constitutes a default under Brinks Home Security’s Credit Facility. Any default under the Credit Facility may, upon the passage of time, mature into an event of default. At any time after the occurrence of an event of default under the Credit Facility, the lenders thereunder may, among other options, declare any amounts outstanding under the Credit Facility immediately due and payable and the revolving loan lenders thereunder may terminate any commitment to make further loans under the revolving credit facility under the Credit Facility. Any such acceleration may constitute an event of default under the indenture governing the Senior Notes. Further, in connection with management’s negotiations with its creditors, the Company did not make its Senior Notes interest payment due on April 1, 2019.  The indenture governing the Senior Notes provides for a 30-day cure period on past due interest payments.  If an event of default occurs and is continuing thereunder, the holders of the Senior Notes may declare the aggregate principal amount of the Senior Notes and any accrued interest on the Senior Notes to be immediately due and payable.

The Company has obtained a waiver from the Credit Facility revolving loan lenders and a forbearance from the Credit Facility term lenders, in each case with respect to the default in connection with the going concern qualification contained in Brinks Home Security’s external audit report of their Annual Report on Form 10-K for the year ended December 31, 2018 (the “Going Concern Default”), and in each case through April 30, 2019, subject to the terms and conditions of the waiver and forbearance. The waiver obtained from the Credit Facility revolving loan lenders allows the Company to continue to borrow under the revolving credit facility under the Credit Facility for up to $195,000,000 at an alternate base rate plus 3.00%. The forbearance obtained from the Credit Facility term lenders states that the term loan lenders will not exercise remedies with respect to an event of default that may mature from the Going Concern Default. The Going Concern Default and any such event of default under the Credit Facility term loan would continue absent a waiver from the term loan lenders. To the extent any waiver or forbearance under the Credit Facility expires, any acceleration as a result of an event of default under the Credit Facility would trigger an event of default under the indenture governing the Senior Notes. To the extent an event of default under such indenture occurs, the Company would seek to obtain a waiver or forbearance from the bondholders thereunder.

The Company’s consolidated financial statements as of December 31, 2018 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.